Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Statement [line items]
Major Products of Long-term Insurance Contracts
The table below presents the Group’s major products of long-term insurance contracts:

Product name	For the year ended 31 December
	2020		2019
	RMB million	%	RMB million	%
Premiums of long-term insurance contracts
Xin Xiang Zhi Zun Annuity (Celebration Version) (a)	42,657	7.96%	238	0.05%
Xin Fu Ying Jia (b)	24,116	4.50%	37,024	7.44%
Kang Ning Whole Life (c)	17,553	3.27%	19,701	3.96%
Fu Lu Shuang Xi Participating Endowment (d)	12,673	2.36%	15,129	3.04%
Hong Ying Participating Endowment (e)	137	0.03%	558	0.11%
Others (f)	439,014	81.88%	424,920	85.40%

Total	536,150	100.00%	497,570	100.00%

Insurance benefits of long-term insurance contracts
Xin Xiang Zhi Zun Annuity (Celebration Version) (a)	21	0.03%	—	—
Xin Fu Ying Jia (b)	1,823	2.17%	1,799	2.25%
Kang Ning Whole Life (c)	5,075	6.05%	5,119	6.39%
Fu Lu Shuang Xi Participating Endowment (d)	3,918	4.67%	3,108	3.88%
Hong Ying Participating Endowment (e)	11,393	13.59%	7,906	9.87%
Others (f)	61,624	73.49%	62,192	77.61%

Total	83,854	100.00%	80,124	100.00%

	As at 31 December 2020		As at 31 December 2019
	RMB million	%	RMB million	%
Liabilities of long-term insurance contracts
Xin Xiang Zhi Zun Annuity (Celebration Version) (a)	30,885	1.05%	140	0.01%
Xin Fu Ying Jia (b)	114,111	3.89%	86,876	3.45%
Kang Ning Whole Life (c)	338,286	11.52%	309,519	12.28%
Fu Lu Shuang Xi Participating Endowment (d)	163,395	5.56%	152,713	6.06%
Hong Ying Participating Endowment (e)	24,398	0.83%	35,403	1.40%
Others (f)	2,265,458	77.15%	1,936,680	76.80%

Total	2,936,533	100.00%	2,521,331	100.00%

(a)
Xin Xiang Zhi Zun Annuity (Celebration Version) is an annuity insurance contract with the options for regular premium of 3 years and 5 years paid annually or monthly. Its insured period is 10 years. This product is applicable to healthy policyholders between
28-day-old
and
68-year-old.
From the first effective date after the fifth policy years to the expiration period, if the policyholders live to the annual corresponding effective date, the annuity payment shall be paid at 60% of annual premium according to the basic sum insured if the payment period is 3 years; and the annuity payment shall be paid at 100% of annual premium according to the basic sum insured if the payment period is 5 years. If the policyholders live to the annual corresponding effective date of the expiration period, the contract terminates and maturity benefit is paid at the basic sum insured. If death incurred over insured period, the contract terminates and death benefit is paid at the premium received (without interest).

(b)
Xin Fu Ying Jia Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Fu Ying Jia Annuity to the corresponding date when policyholders reach the age of 88. This product is applicable to healthy policyholders between
28-day-old
and
70-year-old.
From the effective date to the contractual date starting to claim of Xin Fu Ying Jia Annuity, the annuity payment of first policy year is paid at 20% of the first premium of the product, and the following annuity payments are paid at 20% of the basic sum insured by Xin Fu Ying Jia Annuity. From the first corresponding date after the contractual date starting to claim of annuity, to the corresponding date when the policyholders reach the age of
88-year-old,
annuity is paid at 3% of the basic sum insured during the insured period if policyholders live to the annual corresponding effective date; annuity is paid at the premium received (without interest) during the insured period if policyholders live to the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the premium received (without interest) or the cash value of the contract, whichever greater when death incurred before the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the cash value of the contract when death incurred after contractual date starting to claim of annuity; the contract terminates and accidental death benefit is paid at the premium received (without interest) less any death benefit paid when accidents occurred and due to which death incurred within 180 days. Death benefit and accidental death benefit are paid only once.

(c)
Kang Ning Whole Life is a whole life insurance contract with the options for single premium or regular premium of 10 years or 20 years. This product is applicable to healthy policyholders under
70-year-old.
The critical illness benefit is paid at 200% of the basic sum insured. If the critical illness benefits are paid within the payment period, the insurance premium of each subsequent period shall be exempted, and the contract shall continue to be valid from the date of the payment of the critical illness benefits. Both death and disability benefits are paid at 300% of the basic sum insured less any critical illness benefits paid.

(d)
Fu Lu Shuang Xi Participating Endowment is a participating insurance contract with the options for regular premium of 3 years, 5 years and 10 years paid annually, semiannually, quarterly or monthly. Its insured period extends from the effective date of the insurance contract to the corresponding date of the year when the policyholders turn
75-year-old.
This product is applicable to healthy policyholders between
30-day-old
and
60-year-old.
Starting from the effective date of the insurance contract, the survival benefit is paid every two policy years on the corresponding date at 10% of the basic sum insured. If death incurred over insured period, the contract terminates and death benefit is paid at death benefit amount. If the policyholders live to the annual corresponding effective date of the expiration period, the contract terminates and maturity benefit is paid at maturity benefit amount.

(e)
Hong Ying Participating Endowment is a participating endowment insurance contract with the options for single premium or regular premium of 3 years, 5 years or 10 years. Its insured period can be 6 years, 10 years or 15 years. This product is applicable to healthy policyholders between
30-day-old
and
70-year-old.
Maturity benefit of a single premium policy is paid at the basic sum insured, while that of a regular premium policy is paid at the basic sum insured multiplied by the number of years of the premium payments. Disease death benefit incurred within the first policy year is paid at the premium received (without interest). Disease death benefit incurred after the first policy year is paid at the basic sum insured for a single premium policy or the basic sum insured multiplied by the number of years of premium payments for a regular premium policy. When accidents occurred during taking a train, a ship or a flight period, death benefit is paid at the basic sum multiplied by 3 insured for a single premium policy or the basic sum multiplied by 3 and times the number of years of premium payments insured for a regular premium policy. When accidents occurred out of the period of taking a train, a ship or a flight, death benefit is paid at the basic sum multiplied by 2 insured for a single premium policy or the basic sum multiplied by 2 and times the number of years of premium payments insured for a regular premium policy.

(f)	Others consist of various long-term insurance contracts with no significant concentration.

Claim Development for Short-term Insurance Contracts
The following table indicates the claim development for short-term insurance contracts without taking into account the impacts of ceded business:

	Short-term insurance contracts (accident year)
Estimated claims expenses	2016	2017	2018	2019	2020	Total
Year end	27,120	33,926	40,601	49,727	52,589
1 year later	27,303	34,845	42,785	51,051
2 years later	26,851	34,328	41,945
3 years later	26,851	34,328
4 years later	26,851

Estimated accumulated claims expenses	26,851	34,328	41,945	51,051	52,589	206,764
Accumulated claims expenses paid	(26,851)	(34,328)	(41,945)	(48,845)	(32,804)	(184,773)

Unpaid claims expenses	—	—	—	2,206	19,785	21,991

The following table indicates the claim development for short-term insurance contracts taking into account the impacts of ceded business:

	Short-term insurance contracts (accident year)
Estimated claims expenses	2016	2017	2018	2019	2020	Total
Year end	26,897	33,700	40,157	49,175	51,994
1 year later	27,107	34,560	42,280	50,414
2 years later	26,655	34,045	41,442
3 years later	26,655	34,045
4 years later	26,655

Estimated accumulated claims expenses	26,655	34,045	41,442	50,414	51,994	204,550
Accumulated claims expenses paid	(26,655)	(34,045)	(41,442)	(48,229)	(32,397)	(182,768)

Unpaid claims expenses	—	—	—	2,185	19,597	21,782

Summary of Primary Financial Assets and Financial Liabilities Denominated in Currencies other than RMB, Expressed in RMB Equivalent
The following table summarises primary financial assets and financial liabilities denominated in currencies other than RMB as at 31 December 2020 and 2019, expressed in RMB equivalent:

As at 31 December 2020	US dollar	HK dollar	GB pound	EUR	Others	Total
Financial assets
Equity securities
- Available-for-sale securities	9,711	108,493	—	—	—	118,204
- Securities at fair value through profit or loss	4,352	185	350	1,219	847	6,953
Debt securities
- Held-to-maturity securities	220	—	—	—	—	220
- Loans	1,445	—	—	—	—	1,445
- Available-for-sale securities	3,615	—	—	—	—	3,615
- Securities at fair value through profit or loss	297	—	21	11	10	339
Term deposits	7,990	—	—	—	—	7,990
Cash and cash equivalents	598	1,297	358	140	7	2,400

Total	28,228	109,975	729	1,370	864	141,166

Financial liabilities
Interest-bearing loans and other borrowings	11,940	—	2,444	5,172	—	19,556

Total	11,940	—	2,444	5,172	—	19,556

As at 31 December 2019	US dollar	HK dollar	GB pound	EUR	Others	Total
Financial assets
Equity securities
- Available-for-sale securities	11,086	95,428	—	—	—	106,514
- Securities at fair value through profit or loss	4,549	660	871	2,166	1,292	9,538
Debt securities
- Held-to-maturity securities	218	—	—	—	—	218
- Loans	1,592	—	—	—	—	1,592
- Available-for-sale securities	7,557	—	—	—	—	7,557
- Securities at fair value through profit or loss	448	—	35	15	9	507
Term deposits	8,026	32	—	—	—	8,058
Cash and cash equivalents	1,842	444	406	20	3	2,715

Total	35,318	96,564	1,312	2,201	1,304	136,699

Financial liabilities
Interest-bearing loans and other borrowings	12,892	—	2,515	4,638	—	20,045

Total	12,892	—	2,515	4,638	—	20,045

Contractual and Expected Undiscounted Cash Flows for Financial Assets and Liabilities and Insurance Liabilities
The following tables set forth the contractual and expected undiscounted cash flows for primary financial assets and liabilities and insurance liabilities:

			Contractual and expected cash flows (undiscounted)
As at 31 December 2020	Carrying value	Without maturity	Not later than 1 year	Later than 1 year but not later than 3 years	Later than 3 years but not later than 5 years	Later than 5 years
Financial assets
Contractual cash inflows
Equity securities	700,748	700,748	—	—	—	—
Debt securities	1,865,794	—	136,885	349,334	287,939	2,260,215
Loans	658,535	—	235,901	219,840	129,813	173,729
Term deposits	545,667	—	75,353	329,191	197,867	1,753
Statutory deposits - restricted	6,333	—	297	6,098	720	—
Securities purchased under agreements to resell	7,947	—	7,947	—	—	—
Accrued investment income	45,200	—	44,197	565	438	—
Premiums receivable	20,730	—	20,730	—	—	—
Cash and cash equivalents	56,629	—	56,629	—	—	—

Subtotal	3,907,583	700,748	577,939	905,028	616,777	2,435,697

Financial and insurance liabilities
Expected cash outflows
Insurance contracts	2,973,225	—	190,123	151,280	(93,971)	(5,618,867)
Investment contracts	288,212	—	(29,149)	(13,861)	68,882	(798,317)
Contractual cash outflows
Securities sold under agreements to repurchase	122,249	—	(122,249)	—	—	—
Financial liabilities at fair value through profit or loss	3,732	(3,732)	—	—	—	—
Annuity and other insurance balances payable	55,031	—	(55,031)	—	—	—
Interest-bearing loans and other borrowings	19,556	—	(2,044)	(4,384)	(14,680)	—
Bonds payable	34,992	—	(328)	(2,996)	(36,498)	—
Lease liabilities	2,664	—	(1,273)	(1,250)	(331)	(41)

Subtotal	3,499,661	(3,732)	(19,951)	128,789	(76,598)	(6,417,225)

Net cash inflow/(outflow)	407,922	697,016	557,988	1,033,817	540,179	(3,981,528)

			Contractual and expected cash flows (undiscounted)
As at 31 December 2019	Carrying value	Without maturity	Not later than 1 year	Later than 1 year but not later than 3 years	Later than 3 years but not later than 5 years	Later than 5 years
Financial assets
Contractual cash inflows
Equity securities	605,996	605,996	—	—	—	—
Debt securities	1,523,748	—	107,632	319,656	250,805	1,701,886
Loans	608,920	—	232,715	174,260	117,001	191,290
Term deposits	535,260	—	119,827	184,707	294,477	8,087
Statutory deposits - restricted	6,333	—	479	2,315	4,594	—
Securities purchased under agreements to resell	4,467	—	4,467	—	—	—
Accrued investment income	41,703	—	40,710	561	432	—
Premiums receivable	17,281	—	17,281	—	—	—
Cash and cash equivalents	53,306	—	53,306	—	—	—

Subtotal	3,397,014	605,996	576,417	681,499	667,309	1,901,263

Financial and insurance liabilities
Expected cash outflows
Insurance contracts	2,552,736	—	179,925	209,603	(35,264)	(5,015,173)
Investment contracts	267,804	—	(24,020)	(29,900)	23,462	(606,662)
Contractual cash outflows
Securities sold under agreements to repurchase	118,088	—	(118,088)	—	—	—
Financial liabilities at fair value through profit or loss	3,859	(3,859)	—	—	—	—
Annuity and other insurance balances payable	51,019	—	(51,019)	—	—	—
Interest-bearing loans and other borrowings	20,045	—	(4,776)	(1,572)	(16,111)	—
Bonds payable	34,990	—	(332)	(2,996)	(37,996)	—
Lease liabilities	3,091	—	(1,331)	(1,491)	(440)	(74)

Subtotal	3,051,632	(3,859)	(19,641)	173,644	(66,349)	(5,621,909)

Net cash inflow/(outflow)	345,382	602,137	556,776	855,143	600,960	(3,720,646)

Capital Management under Insurance Institution Solvency Regulations
The table below summarises the core and comprehensive solvency ratio, core capital, actual capital and minimum capital of the Company under
Insurance Institution Solvency Regulations (No.1—No.17)
:

	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Core capital	1,031,947	952,030
Actual capital	1,066,939	987,067
Minimum capital	396,749	356,953
Core solvency ratio	260%	267%
Comprehensive solvency ratio	269%	277%

Summary of Size, Carrying Amount of Assets Recognised in Financial Statement and Maximum Exposure Relating to its Interest In Unconsolidated Structured Entities	The size of unconsolidated structured entities as well as the Group’s carrying amount of the assets recognised in the financial statements relating to its interest in unconsolidated structured entities and the Group’s maximum exposure are shown below:

	Unconsolidated structured entities
As at 31 December 2020	Size RMB Million	Carrying amount of assets RMB Million	Maximum exposure RMB Million	Interest held by the Group
Funds managed by affiliated entities	158,182	8,232	8,232	Investment income and service fee
Funds managed by third parties	Note 1	99,649	99,649	Investment income
Trust schemes managed by affiliated entities	2,096	1,298	1,298	Investment income
Trust schemes managed by third parties	Note 1	63,229	63,229	Investment income
Debt investment schemes managed by affiliated entities	18,275	9,172	9,172	Investment income and service fee
Debt investment schemes managed by third parties	Note 1	27,747	27,747	Investment income
Others managed by affiliated entities Note 2	290,937	12,681	12,681	Investment income and service fee
Others managed by third parties Note 2	Note 1	75,551	75,551	Investment income

	Unconsolidated structured entities
As at 31 December 2019	Size RMB Million	Carrying amount of assets RMB Million	Maximum exposure RMB Million	Interest held by the Group
Funds managed by affiliated entities	185,158	6,497	6,497	Investment income and service fee
Funds managed by third parties	Note 1	106,205	106,205	Investment income
Trust schemes managed by affiliated entities	6,400	3,588	3,588	Investment income and service fee
Trust schemes managed by third parties	Note 1	71,707	71,707	Investment income
Debt investment schemes managed by affiliated entities	34,025	14,832	14,832	Investment income and service fee
Debt investment schemes managed by third parties	Note 1	37,112	37,112	Investment income
Others managed by affiliated entities Note 2	452,814	10,827	10,827	Investment income and service fee
Others managed by third parties Note 2	Note 1	98,003	98,003	Investment income

Note 1:
Funds, trust schemes, debt investment schemes and others managed by third parties were sponsored by third party financial institutions and the information related to size of these structured entities were not publicly available.

Note 2:	Others included wealth management products, special asset management schemes, and asset-backed plans, etc.

Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets and Liabilities Measured at Fair Value
The following table presents the Group’s quantitative disclosures of the fair value measurement hierarchy for assets and liabilities measured at fair value as at 31 December 2020:

	Fair value measurement using
	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs	Total
	Level 1	Level 2	Level 3
	RMB million	RMB million	RMB million	RMB million
Assets measured at fair value
Available-for-sale securities
- Equity securities
Funds	97,476	—	—	97,476
Common stocks	278,255	22,994	—	301,249
Preferred stocks	—	—	53,778	53,778
Wealth management products	—	13,013	—	13,013
Others	11,038	41,401	96,232	148,671
- Debt securities
Government bonds	5,838	43,418	—	49,256
Government agency bonds	25,297	143,716	—	169,013
Corporate bonds	2,408	133,617	—	136,025
Subordinated bonds/debts	6,244	75,551	—	81,795
Others	—	816	143,905	144,721
Securities at fair value through profit or loss
- Equity securities
Funds	16,731	104	—	16,835
Common stocks	48,334	524	—	48,858
Others	41	221	—	262
- Debt securities
Government bonds	336	1,302	—	1,638
Government agency bonds	972	3,450	—	4,422
Corporate bonds	2,957	83,837	9	86,803
Others	—	2,752	—	2,752

Total	495,927	566,716	293,924	1,356,567

Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(3,732)	—	—	(3,732)
Investment contracts at fair value through profit or loss	(10)	—	—	(10)

Total	(3,742)	—	—	(3,742)

The following table presents the Group’s quantitative disclosures of the fair value measurement hierarchy for assets and liabilities measured at fair value as at 31 December 2019:

	Fair value measurement using
	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs	Total
	Level 1	Level 2	Level 3
	RMB million	RMB million	RMB million	RMB million

Assets measured at fair value
Available-for-sale securities
- Equity securities
Funds	102,349	—	—	102,349
Common stocks	214,206	22,117	—	236,323
Preferred stocks	—	—	58,314	58,314
Wealth management products	—	32,640	—	32,640
Others	—	28,319	70,585	98,904
- Debt securities
Government bonds	2,620	21,138	—	23,758
Government agency bonds	24,305	146,884	—	171,189
Corporate bonds	5,360	143,095	—	148,455
Subordinated bonds/debts	1,069	52,853	—	53,922
Others	—	6,817	105,650	112,467
Securities at fair value through profit or loss
- Equity securities
Funds	16,023	78	—	16,101
Common stocks	40,070	211	—	40,281
Others	—	20	—	20
- Debt securities
Government bonds	33	8	—	41
Government agency bonds	362	6,497	—	6,859
Corporate bonds	7,999	69,200	16	77,215
Others	—	1,091	—	1,091
Derivative financial assets	—	—	428	428

Total	414,396	530,968	234,993	1,180,357

Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(3,859)	—	—	(3,859)
Investment contracts at fair value through profit or loss	(10)	—	—	(10)

Total	(3,869)	—	—	(3,869)

Significant unobservable inputs level 3 [member]
Statement [line items]
Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets and Liabilities Measured at Fair Value
The following table presents the changes in Level 3 financial instruments for the year ended 31 December 2020:

	Available-for-sale securities		Securities at fair value through profit or loss	Derivative financial assets	Total
	Debt securities	Equity securities	Debt securities
	RMB million	RMB million	RMB million	RMB million	RMB million
Opening balance	105,650	128,899	16	428	234,993
Purchases	38,486	19,953	—	—	58,439
Total gains/(losses) recorded in profit or loss	—	—	(7)	(121)	(128)
Total gains/(losses) recorded in other comprehensive income	653	7,127	—	—	7,780
Disposals or exercises	—	(5,969)	—	(307)	(6,276)
Maturity	(884)	—	—	—	(884)

Closing balance	143,905	150,010	9	—	293,924

The following table presents the changes in Level 3 financial instruments for the year ended 31 December 2019:

	Available-for-sale securities		Securities at fair value through profit or loss	Derivative financial assets	Total assets	Derivative financial liabilities	Total liabilities
	Debt securities	Equity securities	Debt securities
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Opening balance	79,248	100,000	—	—	179,248	(1,877)	(1,877)
Purchases	35,453	46,561	—	—	82,014	—	—
Transferred into Level 3	—	—	16	—	16	—	—
Transferred out of Level 3	—	(15,866)	—	—	(15,866)	—	—
Total gains/(losses) recorded in profit or loss	—	—	—	428	428	404	404
Total gains/(losses) recorded in other comprehensive income	221	3,205	—	—	3,426	—	—
Disposals or exercises	(200)	(4,000)	—	—	(4,200)	1,473	1,473
Maturity	(9,072)	(1,001)	—	—	(10,073)	—	—

Closing balance	105,650	128,899	16	428	234,993	—	—

Summary of Information About Significant Unobservable Inputs Used for Primary Assets and Liabilities at Fair Value Classified as Level 3
The table below presents information about the significant unobservable inputs used for primary financial instruments at fair value classified as Level 3 as at 31 December 2020 and 31 December 2019:

	Fair value	Valuation techniques	Significant unobservable inputs	Range	Relationships between fair value and unobservable inputs
Equity securities	31 December 2020: 28,162 31 December 2019: 26,265	Comparable companies approach	Discounts for lack of marketability	31 December 2020: 12%-35% 31 December 2019: 11%-35%	The fair value is inversely related to the discounts for lack of marketability
	31 December 2020: 36,697 31 December 2019: 28,346	Net asset value method	N/A	N/A	N/A
	31 December 2020: 84,212 31 December 2019: 72,477	Discounted cash flow method	Discount rate	31 December 2020: 3.80%-6.07% 31 December 2019: 3.80%-6.38%	The fair value is inversely related to discount rate
Debt securities	31 December 2020: 143,905 31 December 2019: 105,666	Discounted cash flow method	Discount rate	31 December 2020: 3.88%-9.82% 31 December 2019: 3.02%-6.22%	The fair value is inversely related to discount rate
Derivative financial assets	31 December 2020: - 31 December 2019: 428	Comparable companies approach	Discounts for lack of marketability	31 December 2020: N/A 31 December 2019: 15%	The fair value is inversely related to the discounts for lack of marketability